Right-of-use Assets - Summary of Right Of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 8,827	€ 7,942
Depreciation for the year	1,659	1,257	€ 805
Ending Balance	8,782	8,827	7,942
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	11,387	9,235	7,300
Additions	1,438	1,995	2,012
Exchange rate differences	196	168	(77)
Disposals	(16)	(11)
Ending Balance	13,005	11,387	9,235
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,560	1,293	490
Exchange rate differences	13	17	(2)
Disposals	(11)	(7)
Depreciation for the year	1,660	1,257	805
Ending Balance	4,222	2,560	1,293
Real Estate Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	8,819	7,929
Ending Balance	8,038	8,819	7,929
Real Estate Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	11,368	9,216	7,289
Additions	688	1,995	2,004
Exchange rate differences	196	168	(77)
Disposals	(5)	(11)
Ending Balance	12,247	11,368	9,216
Real Estate Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,549	1,287	488
Exchange rate differences	13	17	(2)
Disposals	0	(7)
Depreciation for the year	1,647	1,252	801
Ending Balance	4,209	2,549	1,287
Other Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	8	13
Ending Balance	744	8	13
Other Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	19	19	11
Additions	750	0	8
Exchange rate differences	0	0	0
Disposals	(11)	0
Ending Balance	758	19	19
Other Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	11	6	2
Exchange rate differences	0	0	0
Disposals	(11)	0
Depreciation for the year	13	5	4
Ending Balance	€ 13	€ 11	€ 6